UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-00524

BNY Mellon Investment Funds III

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 12/31

Date of reporting period: 6/30/24

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon High Yield Fund

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon High Yield Fund	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Class A – DPLTX

This semi-annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$48	0.95%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$563	338	57.20%

Portfolio Holdings (as of 6/30/24)

Allocation of Holdings (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0029SA0624

BNY Mellon High Yield Fund	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Class C – PTHIX

This semi-annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$86	1.70%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$563	338	57.20%

Portfolio Holdings (as of 6/30/24)

Allocation of Holdings (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0359SA0624

BNY Mellon High Yield Fund	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Class I – DLHRX

This semi-annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$35	0.70%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$563	338	57.20%

Portfolio Holdings (as of 6/30/24)

Allocation of Holdings (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0759SA0624

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

BNY Mellon High Yield Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION June 30, 2024

Class	Ticker
A	DPLTX
C	PTHIX
I	DLHRX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon High Yield Fund

Statement of Investments

June 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.0%
Advertising - .9%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes	5.13	8/15/2027	1,602,000	[b]	1,531,424
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes	9.00	9/15/2028	1,390,000	[b,c]	1,456,582
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.00	8/15/2027	1,820,000	[b]	1,762,977
				4,750,983
Aerospace & Defense - 2.4%
AAR Escrow Issuer LLC, Gtd. Notes	6.75	3/15/2029	2,134,000	[b]	2,177,297
Bombardier, Inc., Sr. Unscd. Notes	7.25	7/1/2031	613,000	[b,c]	630,146
Bombardier, Inc., Sr. Unscd. Notes	7.50	2/1/2029	1,927,000	[b,c]	1,998,923
TransDigm, Inc., Gtd. Notes	4.88	5/1/2029	1,007,000	[c]	944,289
TransDigm, Inc., Sr. Scd. Notes	6.38	3/1/2029	1,400,000	[b]	1,408,810
TransDigm, Inc., Sr. Scd. Notes	6.63	3/1/2032	1,370,000	[b]	1,385,494
TransDigm, Inc., Sr. Scd. Notes	6.75	8/15/2028	1,101,000	[b]	1,115,835
TransDigm, Inc., Sr. Scd. Notes	6.88	12/15/2030	3,130,000	[b]	3,197,905
TransDigm, Inc., Sr. Scd. Notes	7.13	12/1/2031	467,000	[b]	481,770
				13,340,469
Airlines - .7%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes	5.75	4/20/2029	4,192,451	[b]	4,082,625
Automobiles & Components - 1.6%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes	6.75	5/15/2028	1,700,000	[b,c]	1,722,003
IHO Verwaltungs GmbH, Sr. Scd. Bonds	6.00	5/15/2027	2,200,000	[b,d]	2,167,157
IHO Verwaltungs GmbH, Sr. Scd. Notes	6.38	5/15/2029	350,000	[b,d]	346,280
Phinia, Inc., Sr. Scd. Notes	6.75	4/15/2029	2,268,000	[b]	2,304,494
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes	6.25	2/1/2029	3,033,000	[b]	2,602,400
				9,142,334
Banks - .8%
Barclays PLC, Jr. Sub. Notes	8.00	9/15/2029	1,583,000	[e]	1,611,241
Freedom Mortgage Corp., Sr. Unscd. Notes	6.63	1/15/2027	2,678,000	[b]	2,588,937
				4,200,178
Beverage Products - .5%
Triton Water Holdings, Inc., Sr. Unscd. Notes	6.25	4/1/2029	2,850,000	[b]	2,751,250
Building Materials - 2.4%
Builders FirstSource, Inc., Gtd. Notes	4.25	2/1/2032	1,985,000	[b]	1,756,372
Camelot Return Merger Sub, Inc., Sr. Scd. Notes	8.75	8/1/2028	3,190,000	[b,c]	3,131,070
Eco Material Technologies, Inc., Sr. Scd. Notes	7.88	1/31/2027	1,689,000	[b]	1,694,761
Emrld Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes	6.63	12/15/2030	3,426,000	[b]	3,457,012
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Scd. Notes	6.75	4/1/2032	2,286,000	[b]	2,303,687
Standard Industries, Inc., Sr. Unscd. Notes	4.75	1/15/2028	1,334,000	[b]	1,270,572
				13,613,474
Chemicals - 2.6%
Iris Holdings, Inc., Sr. Unscd. Notes	8.75	2/15/2026	2,759,000	[b,d]	2,271,163
Mativ Holdings, Inc., Gtd. Notes	6.88	10/1/2026	2,153,000	[b]	2,141,562

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.0% (continued)
Chemicals - 2.6% (continued)
NOVA Chemicals Corp., Sr. Scd. Notes		8.50	11/15/2028	1,620,000	[b]	1,721,052
NOVA Chemicals Corp., Sr. Unscd. Notes		9.00	2/15/2030	1,230,000	[b]	1,299,270
Olympus Water US Holding Corp., Sr. Scd. Notes		9.75	11/15/2028	1,380,000	[b]	1,461,725
Olympus Water US Holding Corp., Sr. Unscd. Notes		6.25	10/1/2029	910,000	[b]	831,696
Rain Carbon, Inc., Sr. Scd. Notes		12.25	9/1/2029	1,200,000	[b,c]	1,293,040
SCIH Salt Holdings, Inc., Sr. Unscd. Notes		6.63	5/1/2029	2,170,000	[b]	2,043,616
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	1,860,000	[b]	1,716,316
					14,779,440
Collateralized Loan Obligations Debt - 2.1%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)	EUR	10.00	4/20/2032	1,450,000	[b,f]	1,555,586
Barings I Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Month TSFR +5.76%)		11.09	4/15/2031	2,000,000	[b,f]	1,893,026
Barings III Ltd. CLO, Ser. 2019-3A, Cl. ER, (3 Month TSFR +6.96%)		12.29	4/20/2031	1,000,000	[b,f]	1,007,421
Battalion XVI Ltd. CLO, Ser. 2019-16A, Cl. ER, (3 Month TSFR +6.86%)		12.19	12/19/2032	2,500,000	[b,f]	2,450,065
Neuberger Berman Loan Advisers 24 Ltd. CLO, Ser. 2017-24A, Cl. E, (3 Month TSFR +6.28%)		11.61	4/19/2030	2,000,000	[b,f]	2,008,014
Neuberger Berman Loan Advisers 36 Ltd. CLO, Ser. 2020-36A, Cl. ER2, (3 Month TSFR +7.30%)		12.62	4/20/2033	500,000	[b,f]	502,822
Palmer Square Loan Funding Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.90%)		11.23	4/15/2031	800,000	[b,f]	803,791
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Month TSFR +8.12%)		13.44	10/20/2035	750,000	[b,f]	752,876
St. Pauls CLO, Ser. 11-A, Cl. E, (3 Month EURIBOR +6.00%)	EUR	9.89	1/17/2032	1,000,000	[b,f]	1,049,410
					12,023,011
Commercial & Professional Services - 4.6%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	2,066,000	[b]	1,989,713
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes		6.13	10/15/2026	1,474,000	[b,c]	1,456,707
Albion Financing 2 Sarl, Sr. Unscd. Notes		8.75	4/15/2027	331,000	[b,c]	333,889
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes		6.63	7/15/2026	1,087,000	[b]	1,084,722
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes		6.00	6/1/2029	1,530,000	[b]	1,340,823
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	2,403,000	[b]	2,399,285
BCP V Modular Services Finance PLC, Gtd. Notes	EUR	6.75	11/30/2029	1,040,000	[b]	943,935
Block, Inc., Sr. Unscd. Notes		6.50	5/15/2032	1,680,000	[b]	1,704,595
Boost Newco Borrower LLC, Sr. Scd. Notes		7.50	1/15/2031	2,408,000	[b]	2,512,512
Herc Holdings, Inc., Gtd. Notes		6.63	6/15/2029	1,279,000	[b]	1,297,862
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes		6.25	1/15/2028	3,102,000	[b]	3,059,868
The ADT Security Corp., Sr. Scd. Notes		4.88	7/15/2032	960,000	[b]	882,332
United Rentals North America, Inc., Gtd. Notes		3.75	1/15/2032	2,206,000	[c]	1,921,386
United Rentals North America, Inc., Gtd. Notes		4.00	7/15/2030	2,225,000	[c]	2,015,149
Wand NewCo 3, Inc., Sr. Scd. Notes		7.63	1/30/2032	2,641,000	[b]	2,729,835
					25,672,613

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.0% (continued)
Consumer Discretionary - 7.5%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes		7.88	4/30/2029	1,662,000	[b]	1,718,284
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		4.63	4/1/2030	1,440,000	[b]	1,288,699
Caesars Entertainment, Inc., Sr. Scd. Notes		7.00	2/15/2030	1,680,000	[b]	1,717,474
Carnival Corp., Gtd. Notes		6.00	5/1/2029	3,051,000	[b,c]	3,015,745
Carnival Corp., Gtd. Notes		7.63	3/1/2026	851,000	[b]	860,012
Carnival Corp., Gtd. Notes		10.50	6/1/2030	1,070,000	[b]	1,163,111
Carnival Holdings Bermuda Ltd., Gtd. Notes		10.38	5/1/2028	906,000	[b]	981,446
Churchill Downs, Inc., Gtd. Notes		4.75	1/15/2028	1,200,000	[b]	1,146,922
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes		8.00	2/1/2028	2,940,000	[b]	2,842,157
Everi Holdings, Inc., Gtd. Notes		5.00	7/15/2029	2,898,000	[b,c]	2,852,765
Flutter Treasury Designated Activity Co., Sr. Scd. Notes		6.38	4/29/2029	1,913,000	[b,c]	1,926,308
Gates Corp., Gtd. Notes		6.88	7/1/2029	633,000	[b,c]	644,831
Hilton Domestic Operating Co., Inc., Gtd. Notes		3.63	2/15/2032	1,300,000	[b]	1,126,089
Hilton Domestic Operating Co., Inc., Gtd. Notes		4.00	5/1/2031	1,650,000	[b]	1,478,476
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Sr. Scd. Notes		6.63	1/15/2032	663,000	[b]	666,545
International Game Technology PLC, Sr. Scd. Notes		5.25	1/15/2029	2,407,000	[b]	2,330,519
KB Home, Gtd. Notes		4.00	6/15/2031	1,767,000	[c]	1,563,069
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes		4.88	5/1/2029	1,580,000	[b]	1,473,029
NCL Corp. Ltd., Gtd. Notes		5.88	3/15/2026	1,156,000	[b]	1,143,669
NCL Corp. Ltd., Sr. Scd. Notes		5.88	2/15/2027	1,522,000	[b]	1,503,281
NCL Corp. Ltd., Sr. Scd. Notes		8.13	1/15/2029	1,055,000	[b]	1,106,186
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., Sr. Scd. Notes		8.00	8/1/2030	905,000	[b,c]	929,458
Royal Caribbean Cruises Ltd., Gtd. Notes		7.25	1/15/2030	1,223,000	[b]	1,267,089
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		4.25	7/1/2026	560,000	[b]	542,358
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		5.50	8/31/2026	573,000	[b]	567,003
Taylor Morrison Communities, Inc., Sr. Unscd. Notes		5.13	8/1/2030	1,388,000	[b]	1,330,799
Verde Purchaser LLC, Sr. Scd. Notes		10.50	11/30/2030	1,332,000	[b,c]	1,409,461
Viking Cruises Ltd., Sr. Unscd. Notes		9.13	7/15/2031	1,716,000	[b]	1,859,929
Windsor Holdings III LLC, Sr. Scd. Notes		8.50	6/15/2030	1,402,000	[b]	1,465,002
					41,919,716
Consumer Staples - 1.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, Sr. Scd. Notes		4.75	1/15/2029	2,750,000	[b]	2,615,722
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Gtd. Notes		7.00	12/31/2027	1,218,000	[b]	1,260,421
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Scd. Notes		5.00	12/31/2026	1,694,000	[b]	1,734,759
					5,610,902
Diversified Financials - 3.5%
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	920,000	[b]	1,012,222
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes		9.25	2/1/2029	1,336,000	[b]	1,336,293
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,126,000	[b]	803,575

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.0% (continued)
Diversified Financials - 3.5% (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	5.25	5/15/2027	1,014,000		952,676
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.25	5/15/2026	1,023,000		1,015,803
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes	7.13	4/30/2031	2,839,000	[b]	2,913,607
OneMain Finance Corp., Gtd. Notes	7.50	5/15/2031	1,012,000		1,024,893
OneMain Finance Corp., Gtd. Notes	7.88	3/15/2030	1,694,000		1,747,956
PennyMac Financial Services, Inc., Gtd. Notes	7.13	11/15/2030	1,011,000	[b]	1,008,603
PennyMac Financial Services, Inc., Gtd. Notes	7.88	12/15/2029	1,954,000	[b,c]	2,016,436
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes	4.00	10/15/2033	1,717,000	[b]	1,448,253
United Wholesale Mortgage LLC, Sr. Unscd. Notes	5.50	4/15/2029	2,089,000	[b]	1,986,410
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds	7.50	6/15/2031	2,427,000	[b]	2,440,664
				19,707,391
Electronic Components - .7%
Sensata Technologies BV, Gtd. Notes	5.88	9/1/2030	2,395,000	[b]	2,346,927
WESCO Distribution, Inc., Gtd. Notes	6.63	3/15/2032	1,610,000	[b]	1,628,959
				3,975,886
Energy - 10.2%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes	8.25	2/15/2026	1,376,000	[b]	1,392,150
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.75	1/15/2028	1,920,000	[b]	1,888,763
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.75	3/1/2027	868,000	[b]	861,532
Antero Resources Corp., Gtd. Notes	5.38	3/1/2030	2,095,000	[b]	2,028,750
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes	7.00	7/15/2029	2,180,000	[b]	2,221,453
Chesapeake Energy Corp., Gtd. Notes	5.88	2/1/2029	1,768,000	[b]	1,751,387
Comstock Resources, Inc., Gtd. Notes	6.75	3/1/2029	4,450,000	[b,c]	4,315,985
CQP Holdco LP/Bip-V Chinook Holdco LLC, Sr. Scd. Notes	5.50	6/15/2031	2,377,000	[b]	2,254,919
Encino Acquisition Partners Holdings LLC, Gtd. Notes	8.50	5/1/2028	1,874,000	[b]	1,911,293
Encino Acquisition Partners Holdings LLC, Sr. Unscd. Notes	8.75	5/1/2031	739,000	[b,c]	771,155
Energy Transfer LP, Jr. Sub. Bonds, Ser. B	6.63	2/15/2028	3,318,000	[c,e]	3,232,330
EnLink Midstream LLC, Gtd. Notes	6.50	9/1/2030	1,992,000	[b]	2,040,169
EQM Midstream Partners LP, Sr. Unscd. Notes	5.50	7/15/2028	1,395,000		1,374,660
Matador Resources Co., Gtd. Notes	6.50	4/15/2032	1,741,000	[b]	1,742,426
Noble Finance II LLC, Gtd. Notes	8.00	4/15/2030	1,420,000	[b]	1,478,912
Northern Oil & Gas, Inc., Sr. Unscd. Notes	8.13	3/1/2028	1,287,000	[b]	1,302,489
Northriver Midstream Finance LP, Sr. Scd. Notes	5.63	2/15/2026	1,110,000	[b]	1,111,062
Northriver Midstream Finance LP, Sr. Scd. Notes	6.75	7/15/2032	1,538,000	[b]	1,541,653
Rockcliff Energy II LLC, Sr. Unscd. Notes	5.50	10/15/2029	3,040,000	[b]	2,847,621
Rockies Express Pipeline LLC, Sr. Unscd. Notes	4.80	5/15/2030	3,097,000	[b]	2,861,974
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unscd. Notes	7.88	11/1/2028	2,866,000	[b]	2,965,596
Solaris Midstream Holdings LLC, Gtd. Notes	7.63	4/1/2026	1,439,000	[b]	1,445,201

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.0% (continued)
Energy - 10.2% (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes		6.00	12/31/2030	920,000	[b]	857,739
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		3.88	11/1/2033	3,343,000	[b]	2,851,601
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		4.13	8/15/2031	2,360,000	[b,c]	2,119,329
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		6.25	1/15/2030	950,000	[b]	964,745
Venture Global LNG, Inc., Sr. Scd. Notes		8.13	6/1/2028	3,782,000	[b]	3,899,269
Venture Global LNG, Inc., Sr. Scd. Notes		8.38	6/1/2031	3,126,000	[b]	3,244,713
					57,278,876
Environmental Control - 2.6%
Clean Harbors, Inc., Gtd. Notes		6.38	2/1/2031	2,680,000	[b]	2,689,353
GFL Environmental, Inc., Gtd. Notes		4.00	8/1/2028	1,640,000	[b]	1,525,510
GFL Environmental, Inc., Sr. Scd. Notes		3.50	9/1/2028	1,770,000	[b]	1,633,373
GFL Environmental, Inc., Sr. Scd. Notes		6.75	1/15/2031	1,424,000	[b]	1,454,522
Madison IAQ LLC, Sr. Scd. Notes		4.13	6/30/2028	474,000	[b,c]	442,471
Madison IAQ LLC, Sr. Unscd. Notes		5.88	6/30/2029	2,788,000	[b]	2,596,601
Reworld Holding Corp., Gtd. Notes		4.88	12/1/2029	366,000	[b]	334,437
Reworld Holding Corp., Gtd. Notes		5.00	9/1/2030	2,142,000		1,940,632
Waste Pro USA, Inc., Sr. Unscd. Notes		5.50	2/15/2026	1,896,000	[b]	1,871,981
					14,488,880
Food Products - 2.8%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds	GBP	8.13	5/14/2030	880,000	[b]	1,112,881
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	690,000	[b]	854,457
Chobani LLC/Chobani Finance Corp., Inc., Sr. Scd. Notes		4.63	11/15/2028	950,000	[b]	898,380
Chobani LLC/Chobani Finance Corp., Inc., Sr. Unscd. Notes		7.63	7/1/2029	1,429,000	[b]	1,473,522
Fiesta Purchaser, Inc., Sr. Scd. Notes		7.88	3/1/2031	1,410,000	[b,c]	1,458,190
Pilgrim's Pride Corp., Gtd. Notes		3.50	3/1/2032	2,341,000		1,992,343
Post Holdings, Inc., Gtd. Notes		4.63	4/15/2030	1,820,000	[b]	1,673,567
Post Holdings, Inc., Gtd. Notes		5.50	12/15/2029	1,980,000	[b]	1,911,765
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes		4.63	3/1/2029	1,684,000	[b,c]	1,482,341
US Foods, Inc., Gtd. Notes		6.88	9/15/2028	2,812,000	[b]	2,878,554
					15,736,000
Health Care - 6.7%
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	1,971,000	[b]	1,827,101
CHS/Community Health Systems, Inc., Scd. Notes		6.88	4/15/2029	1,470,000	[b]	1,125,885
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	1,626,000	[b]	1,342,120
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	2,360,000	[b]	2,199,784
CHS/Community Health Systems, Inc., Sr. Scd. Notes		10.88	1/15/2032	2,026,000	[b]	2,111,166
Cidron Aida Finco Sarl, Sr. Scd. Bonds	GBP	6.25	4/1/2028	680,000	[b]	797,751
Global Medical Response, Inc., Sr. Scd. Notes		10.00	10/31/2028	1,686,000	[b,c,d]	1,646,463
HealthEquity, Inc., Gtd. Notes		4.50	10/1/2029	2,344,000	[b]	2,193,821
Jazz Securities DAC, Sr. Scd. Notes		4.38	1/15/2029	2,110,000	[b,c]	1,960,683
LifePoint Health, Inc., Sr. Scd. Notes		9.88	8/15/2030	2,206,000	[b]	2,355,289
LifePoint Health, Inc., Sr. Unscd. Notes		10.00	6/1/2032	1,522,000	[b]	1,558,015

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.0% (continued)
Health Care - 6.7% (continued)
Medline Borrower LP, Sr. Scd. Notes	3.88	4/1/2029	2,094,000	[b]	1,929,966
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Scd. Notes	6.25	4/1/2029	1,058,000	[b]	1,071,297
Option Care Health, Inc., Gtd. Notes	4.38	10/31/2029	3,347,000	[b]	3,075,106
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes	6.75	5/15/2034	1,950,000	[b,c]	1,949,738
Radiology Partners, Inc., Sr. Scd. Notes	7.78	1/31/2029	667,251	[b,c,d]	626,382
Sotera Health Holdings LLC, Sr. Scd. Notes	7.38	6/1/2031	1,672,000	[b]	1,676,573
Surgery Center Holdings, Inc., Gtd. Notes	7.25	4/15/2032	1,905,000	[b]	1,926,688
Tenet Healthcare Corp., Sr. Scd. Notes	4.25	6/1/2029	2,304,000		2,147,510
Tenet Healthcare Corp., Sr. Scd. Notes	4.63	6/15/2028	2,370,000		2,255,939
Tenet Healthcare Corp., Sr. Scd. Notes	6.75	5/15/2031	2,050,000		2,082,466
				37,859,743
Industrial - 1.7%
Artera Services LLC, Sr. Scd. Notes	8.50	2/15/2031	1,366,191	[b]	1,407,522
Chart Industries, Inc., Sr. Scd. Notes	7.50	1/1/2030	1,921,000	[b]	1,987,497
Dycom Industries, Inc., Gtd. Notes	4.50	4/15/2029	1,254,000	[b]	1,175,416
GrafTech Finance, Inc., Sr. Scd. Notes	4.63	12/15/2028	1,589,000	[b,c]	1,009,197
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, Sr. Scd. Notes	9.00	2/15/2029	1,295,000	[b,c]	1,342,609
TK Elevator US Newco, Inc., Sr. Scd. Notes	5.25	7/15/2027	1,888,000	[b]	1,832,287
Vertiv Group Corp., Sr. Scd. Notes	4.13	11/15/2028	927,000	[b]	866,487
				9,621,015
Information Technology - 3.2%
AthenaHealth Group, Inc., Sr. Unscd. Notes	6.50	2/15/2030	4,856,000	[b]	4,475,189
Cloud Software Group, Inc., Scd. Bonds	9.00	9/30/2029	2,540,000	[b,c]	2,466,328
Cloud Software Group, Inc., Sr. Scd. Notes	6.50	3/31/2029	1,740,000	[b]	1,672,244
Cloud Software Group, Inc., Sr. Scd. Notes	8.25	6/30/2032	671,000	[b]	684,333
Elastic NV, Sr. Unscd. Notes	4.13	7/15/2029	3,109,000	[b]	2,841,990
SS&C Technologies, Inc., Gtd. Notes	5.50	9/30/2027	2,390,000	[b]	2,355,048
SS&C Technologies, Inc., Gtd. Notes	6.50	6/1/2032	1,011,000	[b]	1,020,535
UKG, Inc., Sr. Scd. Notes	6.88	2/1/2031	2,432,000	[b]	2,464,200
				17,979,867
Insurance - 3.8%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes	4.25	2/15/2029	524,000	[b]	476,468
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes	7.50	11/6/2030	2,066,000	[b]	2,069,022
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes	6.00	8/1/2029	1,330,000	[b]	1,228,213
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes	8.25	2/1/2029	2,344,000	[b]	2,357,377
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes	6.75	4/15/2028	1,520,000	[b]	1,523,856
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes	7.00	1/15/2031	1,730,000	[b]	1,749,107
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes	6.75	10/15/2027	1,760,000	[b]	1,737,586
Ardonagh Finco Ltd., Sr. Scd. Notes	7.75	2/15/2031	3,193,000	[b]	3,159,120
Ardonagh Group Finance Ltd., Sr. Unscd. Notes	8.88	2/15/2032	812,000	[b]	793,816
AssuredPartners, Inc., Sr. Unscd. Notes	5.63	1/15/2029	2,240,000	[b]	2,097,242

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.0% (continued)
Insurance - 3.8% (continued)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes	7.25	2/15/2031	1,380,000	[b]	1,370,753
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes	8.13	2/15/2032	1,204,000	[b]	1,197,161
Panther Escrow Issuer LLC, Sr. Scd. Notes	7.13	6/1/2031	1,744,000	[b]	1,765,284
				21,525,005
Internet Software & Services - 2.2%
Arches Buyer, Inc., Sr. Scd. Notes	4.25	6/1/2028	1,030,000	[b,c]	920,861
Arches Buyer, Inc., Sr. Unscd. Notes	6.13	12/1/2028	2,913,000	[b]	2,419,455
Cogent Communications Group, Inc., Gtd. Notes	7.00	6/15/2027	1,265,000	[b]	1,254,375
Gen Digital, Inc., Gtd. Notes	6.75	9/30/2027	2,510,000	[b]	2,544,028
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes	5.25	12/1/2027	2,070,000	[b]	2,028,326
Match Group Holdings II LLC, Sr. Unscd. Notes	4.13	8/1/2030	1,910,000	[b]	1,691,898
Newfold Digital Holdings Group, Inc., Sr. Scd. Notes	11.75	10/15/2028	540,000	[b]	560,195
Newfold Digital Holdings Group, Inc., Sr. Unscd. Notes	6.00	2/15/2029	1,026,000	[b]	741,563
				12,160,701
Materials - 2.9%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes	8.75	4/15/2030	2,290,000	[b]	2,244,200
Graphic Packaging International LLC, Gtd. Notes	6.38	7/15/2032	1,507,000	[b]	1,506,996
LABL, Inc., Sr. Scd. Notes	6.75	7/15/2026	523,000	[b]	516,937
LABL, Inc., Sr. Scd. Notes	9.50	11/1/2028	2,361,000	[b]	2,382,551
LABL, Inc., Sr. Unscd. Notes	10.50	7/15/2027	1,928,000	[b]	1,888,727
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds	7.88	4/15/2027	2,055,000	[b]	2,098,651
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Scd. Notes	4.00	10/15/2027	2,620,000	[b,c]	2,456,431
Sealed Air Corp., Gtd. Notes	5.00	4/15/2029	1,835,000	[b,c]	1,748,004
Trivium Packaging Finance BV, Gtd. Notes	8.50	8/15/2027	860,000	[b]	854,471
Trivium Packaging Finance BV, Sr. Scd. Notes	5.50	8/15/2026	862,000	[b]	845,503
				16,542,471
Media - 3.6%
Altice Financing SA, Sr. Scd. Bonds	5.75	8/15/2029	1,077,000	[b]	783,714
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	4.25	1/15/2034	1,682,000	[b]	1,278,114
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	4.50	5/1/2032	1,422,000		1,146,269
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	5.00	2/1/2028	2,465,000	[b]	2,306,566
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	5.13	5/1/2027	1,837,000	[b]	1,765,276
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	5.38	6/1/2029	1,685,000	[b,c]	1,534,512
CSC Holdings LLC, Gtd. Notes	5.50	4/15/2027	1,400,000	[b]	1,136,947
CSC Holdings LLC, Gtd. Notes	11.25	5/15/2028	1,506,000	[b]	1,313,406
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., Sr. Scd. Notes	5.88	8/15/2027	1,230,000	[b,c]	1,157,948
DISH Network Corp., Sr. Scd. Notes	11.75	11/15/2027	1,907,000	[b]	1,871,615

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.0% (continued)
Media - 3.6% (continued)
Paramount Global, Sr. Unscd. Notes	4.95	1/15/2031	2,953,000	[c]	2,599,032
Sunrise Finco I BV, Sr. Scd. Notes	4.88	7/15/2031	1,630,000	[b]	1,481,360
Virgin Media Secured Finance PLC, Sr. Scd. Notes	5.50	5/15/2029	733,000	[b]	670,663
Ziggo Bond Co. BV, Gtd. Notes	5.13	2/28/2030	1,360,000	[b,c]	1,157,639
				20,203,061
Metals & Mining - 2.7%
Arsenal AIC Parent LLC, Sr. Scd. Notes	8.00	10/1/2030	2,490,000	[b]	2,616,109
Cleveland-Cliffs, Inc., Gtd. Notes	6.75	4/15/2030	1,329,000	[b]	1,316,552
Compass Minerals International, Inc., Gtd. Notes	6.75	12/1/2027	2,119,000	[b,c]	2,027,014
First Quantum Minerals Ltd., Scd. Notes	9.38	3/1/2029	1,070,000	[b]	1,119,354
FMG Resources August 2006 Pty Ltd., Sr. Unscd. Notes	6.13	4/15/2032	1,950,000	[b,c]	1,929,563
Novelis Corp., Gtd. Notes	3.25	11/15/2026	1,410,000	[b]	1,328,205
Novelis Corp., Gtd. Notes	4.75	1/30/2030	1,970,000	[b]	1,829,490
Samarco Mineracao SA, Sr. Unscd. Notes	9.00	6/30/2031	239,265	[d]	222,624
Samarco Mineracao SA, Sr. Unscd. Notes	9.00	6/30/2031	1,032,024	[b,c,d]	960,246
Taseko Mines Ltd., Sr. Scd. Notes	8.25	5/1/2030	1,931,000	[b]	1,977,863
				15,327,020
Real Estate - 3.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Scd. Notes	7.00	4/15/2030	964,948	[b,c]	789,860
Iron Mountain, Inc., Gtd. Notes	4.88	9/15/2029	2,660,000	[b]	2,508,680
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes	4.25	2/1/2027	2,744,000	[b]	2,601,688
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Sr. Unscd. Notes	7.00	7/15/2031	860,000	[b]	868,118
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes	4.88	5/15/2029	3,150,000	[b]	2,956,863
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	6.50	4/1/2032	2,037,000	[b]	2,038,818
Rithm Capital Corp., Sr. Unscd. Notes	6.25	10/15/2025	1,514,000	[b]	1,508,857
Rithm Capital Corp., Sr. Unscd. Notes	8.00	4/1/2029	2,704,000	[b]	2,627,229
RLJ Lodging Trust LP, Sr. Scd. Notes	4.00	9/15/2029	3,367,000	[b]	2,977,574
Starwood Property Trust, Inc., Sr. Unscd. Notes	7.25	4/1/2029	1,425,000	[b]	1,442,059
				20,319,746
Retailing - 3.6%
Beacon Roofing Supply, Inc., Gtd. Notes	4.13	5/15/2029	1,361,000	[b,c]	1,241,617
Beacon Roofing Supply, Inc., Sr. Scd. Notes	4.50	11/15/2026	1,550,000	[b]	1,508,534
Carvana Co., Sr. Scd. Notes	12.00	12/1/2028	980,945	[b,d]	1,055,689
Carvana Co., Sr. Scd. Notes	13.00	6/1/2030	682,000	[b,d]	747,206
Carvana Co., Sr. Scd. Notes	14.00	6/1/2031	958,000	[b,d]	1,078,423
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes	6.75	1/15/2030	795,000	[b]	698,762
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes	4.63	1/15/2029	1,064,000	[b]	969,773
Foundation Building Materials, Inc., Gtd. Notes	6.00	3/1/2029	2,865,000	[b]	2,545,712
Nordstrom, Inc., Sr. Unscd. Notes	4.25	8/1/2031	1,020,000		909,214
Nordstrom, Inc., Sr. Unscd. Notes	4.38	4/1/2030	680,000		619,023
PetSmart, Inc./PetSmart Finance Corp., Gtd. Notes	7.75	2/15/2029	1,060,000	[b]	1,033,313

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.0% (continued)
Retailing - 3.6% (continued)
PetSmart, Inc./PetSmart Finance Corp., Sr. Scd. Notes	4.75	2/15/2028	2,170,000	[b]	2,018,179
White Cap Buyer LLC, Sr. Unscd. Notes	6.88	10/15/2028	3,260,000	[b]	3,148,642
White Cap Parent LLC, Sr. Unscd. Notes	8.25	3/15/2026	742,000	[b,d]	742,663
Yum! Brands, Inc., Sr. Unscd. Notes	4.75	1/15/2030	2,170,000	[b]	2,068,392
				20,385,142
Semiconductors & Semiconductor Equipment - .5%
Entegris, Inc., Gtd. Notes	5.95	6/15/2030	3,090,000	[b]	3,061,320
Technology Hardware & Equipment - .2%
Western Digital Corp., Gtd. Notes	4.75	2/15/2026	1,199,000		1,174,715
Telecommunication Services - 3.2%
Altice France SA, Sr. Scd. Notes	5.50	10/15/2029	890,000	[b]	587,816
Altice France SA, Sr. Scd. Notes	5.50	1/15/2028	2,460,000	[b]	1,687,614
C&W Senior Finance Ltd., Sr. Unscd. Notes	6.88	9/15/2027	1,947,000	[b]	1,869,955
Consolidated Communications, Inc., Sr. Scd. Notes	6.50	10/1/2028	2,114,000	[b]	1,811,922
Frontier Communications Holdings LLC, Scd. Notes	6.75	5/1/2029	2,100,000	[b]	1,928,332
Frontier Communications Holdings LLC, Sr. Scd. Notes	8.63	3/15/2031	675,000	[b]	696,054
Frontier Communications Holdings LLC, Sr. Scd. Notes	8.75	5/15/2030	1,923,000	[b,c]	1,983,628
Iliad Holding SASU, Sr. Scd. Bonds	8.50	4/15/2031	1,510,000	[b]	1,530,474
Level 3 Financing, Inc., Sr. Scd. Notes	10.50	4/15/2029	1,975,000	[b]	1,979,938
Lumen Technologies, Inc., Sr. Scd. Notes	4.13	4/15/2029	742,050	[b]	486,091
Telecom Italia Capital SA, Gtd. Notes	7.72	6/4/2038	728,000	[b]	767,044
Telecom Italia Capital SA, Gtd. Notes	7.72	6/4/2038	352,000		343,820
Telesat Canada/Telesat LLC, Sr. Scd. Notes	5.63	12/6/2026	958,000	[b]	452,743
Zayo Group Holdings, Inc., Sr. Scd. Notes	4.00	3/1/2027	2,134,000	[b,c]	1,709,325
				17,834,756
Utilities - 3.2%
Calpine Corp., Sr. Unscd. Notes	4.63	2/1/2029	1,270,000	[b,c]	1,179,400
Calpine Corp., Sr. Unscd. Notes	5.00	2/1/2031	1,579,000	[b]	1,474,671
NextEra Energy Operating Partners LP, Gtd. Notes	3.88	10/15/2026	1,812,000	[b]	1,724,981
NextEra Energy Operating Partners LP, Sr. Unscd. Notes	7.25	1/15/2029	2,289,000	[b,c]	2,349,040
NRG Energy, Inc., Gtd. Notes	3.88	2/15/2032	1,390,000	[b]	1,195,012
NRG Energy, Inc., Gtd. Notes	5.25	6/15/2029	870,000	[b]	835,536
NRG Energy, Inc., Jr. Sub. Bonds	10.25	3/15/2028	2,095,000	[b,e]	2,293,302
PG&E Corp., Sr. Scd. Notes	5.00	7/1/2028	1,509,000		1,453,398
Vistra Corp., Jr. Sub. Bonds	7.00	12/15/2026	935,000	[b,e]	927,769
Vistra Operations Co. LLC, Gtd. Notes	4.38	5/1/2029	1,581,000	[b]	1,473,179
Vistra Operations Co. LLC, Gtd. Notes	6.88	4/15/2032	1,010,000	[b]	1,026,096
Vistra Operations Co. LLC, Gtd. Notes	7.75	10/15/2031	2,235,000	[b]	2,329,263
				18,261,647
Total Bonds and Notes (cost $487,676,961)			495,330,237

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 6.0%
Advertising - .5%
Dotdash Meredith, Inc., Term Loan B, (1 Month TSFR +4.10%)	9.43	12/1/2028	1,150,000	[f]	1,151,915
Neptune BidCo US, Inc., Dollar Term Loan B, (3 Month TSFR +5.10%)	10.41	4/11/2029	1,809,784	[f]	1,707,984
				2,859,899
Automobiles & Components - .3%
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.26%)	10.59	3/30/2027	1,475,770	[f]	1,469,314
Beverage Products - .2%
Triton Water Holdings, Inc., 2024 Incremental Term Loan, (3 Month TSFR +4.00%)	9.33	3/31/2028	880,575	[f]	884,520
Consumer Discretionary - .7%
Bally's Corp., Facility Term Loan B, (3 Month TSFR +3.51%)	9.10	10/2/2028	1,839,195	[f]	1,750,877
Fitness International LLC, New Term Loan B, (3 Month TSFR +5.25%)	10.58	2/12/2029	660,997	[f]	665,129
Recess Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.50%)	9.84	2/20/2030	1,369,381	[f]	1,379,652
				3,795,658
Diversified Financials - .5%
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month TSFR +5.00%)	10.34	3/12/2029	1,360,000	[f]	1,364,678
Nexus Buyer LLC, Initial Term Loan, (1 Month TSFR +3.85%)	9.19	11/9/2026	1,141,039	[f]	1,141,592
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, (3 Month TSFR +5.00%)	10.33	6/1/2027	689,897	[d,f]	615,520
				3,121,790
Energy - .6%
Freeport LNG Investments LLLP, Initial Term Loan B, (3 Month TSFR +3.76%)	9.09	12/21/2028	1,150,000	[f]	1,150,155
WaterBridge Midstream Operating LLC, Term Loan B, (3 Month TSFR +4.50%)	4.75	6/27/2029	1,082,272	[f]	1,076,860
WaterBridge NDB Operating LLC, Term Loan, (3 Month TSFR +4.50%)	9.83	5/10/2029	985,507	[f]	992,081
				3,219,096
Financials - .2%
Jump Financial LLC, Term Loan, (3 Month TSFR +4.76%)	10.10	8/7/2028	889,321	[f]	888,209
Food Products - .2%
Max US Bidco, Inc., Initial Term Loan, (1 Month TSFR +5.00%)	10.34	10/2/2030	997,500	[f]	943,884
Health Care - .3%
Alvogen Pharma US, Inc., 2022 New Extended June Term Loan, (3 Month TSFR +7.65%)	12.98	6/30/2025	744,912	[f]	682,991
Radiology Partners, Inc., Term Loan C, (3 Month TSFR +3.76%)	9.09	1/31/2029	1,222,617	[d,f]	1,162,709
				1,845,700
Industrial - .3%
Revere Power LLC, Term Loan B, (3 Month TSFR +4.40%)	9.73	3/30/2026	1,960,657	[f]	1,807,235
Revere Power LLC, Term Loan C, (3 Month TSFR +4.40%)	9.73	3/30/2026	172,303	[f]	158,820
				1,966,055

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 6.0% (continued)
Information Technology - .2%
Quest Software, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.40%)	9.73	2/1/2029	844,230	[f]	629,188
RealPage, Inc., Second Lien Initial Term Loan, (3 Month TSFR +6.61%)	11.96	4/23/2029	506,859	[f]	495,997
				1,125,185
Insurance - .4%
Amynta Agency Borrower, Inc., 2024 Refinancing Term Loan, (1 Month TSFR +3.75%)	9.08	2/28/2028	570,000	[f]	572,086
Asurion LLC, Second Lien Term Loan B-3, (1 Month TSFR +5.36%)	10.71	2/3/2028	1,208,000	[f]	1,128,725
OneDigital Borrower LLC, Second Lien Term Loan, (1 Month TSFR +4.35%)	5.75	6/14/2032	833,000	[f]	830,918
				2,531,729
Internet Software & Services - .5%
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)	9.59	5/3/2028	1,197,900	[f]	1,198,146
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)	10.09	3/15/2030	1,671,918	[f]	1,674,534
				2,872,680
Real Estate - .2%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)	8.96	6/2/2028	1,196,923	[f]	1,181,106
Technology Hardware & Equipment - .4%
Indy US Holdco LLC, 2023 Incremental Dollar Term Loan, (1 Month TSFR +6.25%)	11.59	3/6/2028	1,846,350	[f]	1,850,966
VeriFone Systems, Inc., Initial Term Loan, (3 Month TSFR +4.26%)	9.60	8/20/2025	846,000	[f]	695,958
				2,546,924
Telecommunication Services - .1%
CCI Buyer, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.00%)	9.33	12/17/2027	740,860	[f]	742,538
Utilities - .4%
Eastern Power LLC, Term Loan B, (1 Month TSFR +5.25%)	9.19	10/2/2025	2,059,590	[f]	2,053,977
Total Floating Rate Loan Interests (cost $33,531,993)			34,048,264
			Shares
Exchange-Traded Funds - 2.1%
Registered Investment Companies - 2.1%
Invesco Senior Loan ETF			175,800		3,698,832
iShares iBoxx High Yield Corporate Bond ETF			37,600		2,900,464
iShares iBoxx Investment Grade Corporate Bond ETF			15,940	[c]	1,707,493
ProShares Ultra VIX Short-Term Futures ETF			20,229	[c,g]	476,191
SPDR Bloomberg High Yield Bond ETF			30,700	[c]	2,894,089
Total Exchange-Traded Funds (cost $11,816,161)			11,677,069

Statement of Investments (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $13,737,411)	5.42	13,737,411	[h] 13,737,411

Investment of Cash Collateral for Securities Loaned - 8.3%
Registered Investment Companies - 8.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $46,498,149)	5.42	46,498,149	[h] 46,498,149
Total Investments (cost $593,260,675)		106.8%	601,291,130
Liabilities, Less Cash and Receivables		(6.8%)	(38,307,366)
Net Assets		100.0%	562,983,764

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

SPDR—Standard & Poor's Depository Receipt

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $459,039,800 or 81.54% of net assets.

c Security, or portion thereof, on loan. At June 30, 2024, the value of the fund’s securities on loan was $57,836,149 and the value of the collateral was $60,505,469, consisting of cash collateral of $46,498,149 and U.S. Government & Agency securities valued at $14,007,320. In addition, the value of collateral may include pending sales that are also on loan.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 6/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.4%	13,984,498	157,392,565	(157,639,652)	13,737,411	409,307
Investment of Cash Collateral for Securities Loaned - 8.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 8.3%	44,761,334	166,302,731	(164,565,916)	46,498,149	114,308	††
Total - 10.7%	58,745,832	323,695,296	(322,205,568)	60,235,560	523,615

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Citigroup Global Markets, Inc.
United States Dollar	5,048,453	British Pound	3,965,000	7/19/2024	35,659
United States Dollar	6,232,905	Euro	5,795,000	7/19/2024	20,458
Gross Unrealized Appreciation					56,117

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $57,836,149)—Note 1(c):
Unaffiliated issuers	533,025,115	541,055,570
Affiliated issuers	60,235,560	60,235,560
Cash denominated in foreign currency	2,426,278	2,418,801
Dividends, interest and securities lending income receivable		9,505,758
Receivable for investment securities sold		6,702,498
Receivable for shares of Beneficial Interest subscribed		1,234,824
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		56,117
		621,209,128
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		338,714
Cash overdraft due to Custodian		640,320
Liability for securities on loan—Note 1(c)		46,498,149
Payable for investment securities purchased		10,095,713
Payable for shares of Beneficial Interest redeemed		647,853
Trustees’ fees and expenses payable		4,615
		58,225,364
Net Assets ($)		562,983,764
Composition of Net Assets ($):
Paid-in capital		825,376,506
Total distributable earnings (loss)		(262,392,742)
Net Assets ($)		562,983,764

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	93,441,786	2,300,046	467,241,932
Shares Outstanding	17,565,068	432,132	87,757,666
Net Asset Value Per Share ($)	5.32	5.32	5.32

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (Unaudited)

Investment Income ($):
Income:
Interest	22,103,802
Dividends:
Unaffiliated issuers	325,969
Affiliated issuers	409,307
Income from securities lending—Note 1(c)	114,308
Total Income	22,953,386
Expenses:
Management fee—Note 3(a)	2,021,073
Distribution/Service Plan fees—Note 3(b)	133,028
Trustees’ fees—Note 3(a,d)	34,999
Loan commitment fees—Note 2	5,234
Total Expenses	2,194,334
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(34,999)
Net Expenses	2,159,335
Net Investment Income	20,794,051
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,547,582)
Net realized gain (loss) on forward foreign currency exchange contracts	452,045
Net Realized Gain (Loss)	(1,095,537)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(2,792,676)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	205,521
Net Change in Unrealized Appreciation (Depreciation)	(2,587,155)
Net Realized and Unrealized Gain (Loss) on Investments	(3,682,692)
Net Increase in Net Assets Resulting from Operations	17,111,359

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations ($):
Net investment income	20,794,051	41,999,496
Net realized gain (loss) on investments	(1,095,537)	(33,894,003)
Net change in unrealized appreciation (depreciation) on investments	(2,587,155)	60,489,142
Net Increase (Decrease) in Net Assets Resulting from Operations	17,111,359	68,594,635
Distributions ($):
Distributions to shareholders:
Class A	(3,477,086)	(6,503,708)
Class C	(77,226)	(156,769)
Class I	(17,753,654)	(36,299,724)
Total Distributions	(21,307,966)	(42,960,201)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	40,501,603	99,966,130
Class C	228,936	689,972
Class I	67,787,424	150,179,062
Distributions reinvested:
Class A	2,883,222	5,355,332
Class C	76,912	156,769
Class I	5,855,539	11,494,537
Cost of shares redeemed:
Class A	(51,503,168)	(106,014,480)
Class C	(500,157)	(1,096,824)
Class I	(92,612,657)	(198,326,690)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(27,282,346)	(37,596,192)
Total Increase (Decrease) in Net Assets	(31,478,953)	(11,961,758)
Net Assets ($):
Beginning of Period	594,462,717	606,424,475
End of Period	562,983,764	594,462,717

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Capital Share Transactions (Shares):
Class Aa
Shares sold	7,614,437	19,126,979
Shares issued for distributions reinvested	542,967	1,029,800
Shares redeemed	(9,685,081)	(20,357,054)
Net Increase (Decrease) in Shares Outstanding	(1,527,677)	(200,275)
Class Ca
Shares sold	43,040	132,564
Shares issued for distributions reinvested	14,470	30,144
Shares redeemed	(93,992)	(210,570)
Net Increase (Decrease) in Shares Outstanding	(36,482)	(47,862)
Class I
Shares sold	12,738,575	28,829,665
Shares issued for distributions reinvested	1,101,719	2,209,329
Shares redeemed	(17,420,409)	(38,219,403)
Net Increase (Decrease) in Shares Outstanding	(3,580,115)	(7,180,409)

[a]

During the period ended June 30, 2024, 52 Class C shares representing $277 were automatically converted to 52 Class A shares and during the period December 31, 2023, 90 Class C shares representing $469 were automatically converted to 90 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

Six Months Ended
June 30, 2024		Year Ended December 31,
Class A Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	5.36	5.12	6.11	6.15	6.18	5.70
Investment Operations:
Net investment income[a]	.19	.35	.28	.27	.29	.32
Net realized and unrealized gain (loss) on investments	(.04)	.25	(.99)	(.01)	(.02)	.49
Total from Investment Operations	.15	.60	(.71)	.26	.27	.81
Distributions:
Dividends from net investment income	(.19)	(.36)	(.28)	(.29)	(.30)	(.33)
Dividends from net realized gain on investments	-	-	-	(.01)	-	-
Total Distributions	(.19)	(.36)	(.28)	(.30)	(.30)	(.33)
Net asset value, end of period	5.32	5.36	5.12	6.11	6.15	6.18
Total Return (%)[b]	2.84[c]	12.26	(11.76)	4.33	4.77	14.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[d]	.97	.96	.96	.96	.96
Ratio of net expenses to average net assets	.95[d]	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets	7.01[d]	6.81	5.14	4.42	4.91	5.21
Portfolio Turnover Rate	57.20[c]	128.77	90.51	101.26	122.11	67.61
Net Assets, end of period ($ x 1,000)	93,442	102,274	98,815	116,626	124,720	156,134

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
June 30, 2024		Year Ended December 31,
Class C Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	5.36	5.12	6.11	6.15	6.18	5.70
Investment Operations:
Net investment income[a]	.17	.31	.24	.22	.25	.27
Net realized and unrealized gain (loss) on investments	(.04)	.26	(.99)	(.01)	(.02)	.49
Total from Investment Operations	.13	.57	(.75)	.21	.23	.76
Distributions:
Dividends from net investment income	(.17)	(.33)	(.24)	(.24)	(.26)	(.28)
Dividends from net realized gain on investments	-	-	-	(.01)	-	-
Total Distributions	(.17)	(.33)	(.24)	(.25)	(.26)	(.28)
Net asset value, end of period	5.32	5.36	5.12	6.11	6.15	6.18
Total Return (%)[b]	2.45[c]	11.43	(12.42)	3.55	3.99	13.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71[d]	1.72	1.71	1.71	1.71	1.71
Ratio of net expenses to average net assets	1.70[d]	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income to average net assets	6.25[d]	6.09	4.38	3.71	4.24	4.56
Portfolio Turnover Rate	57.20[c]	128.77	90.51	101.26	122.11	67.61
Net Assets, end of period ($ x 1,000)	2,300	2,511	2,646	3,935	6,567	11,396

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2024		Year Ended December 31,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	5.36	5.13	6.12	6.15	6.19	5.70
Investment Operations:
Net investment income[a]	.19	.37	.30	.29	.30	.33
Net realized and unrealized gain (loss) on investments	(.03)	.24	(1.00)	(.01)	(.02)	.50
Total from Investment Operations	.16	.61	(.70)	.28	.28	.83
Distributions:
Dividends from net investment income	(.20)	(.38)	(.29)	(.30)	(.32)	(.34)
Dividends from net realized gain on investments	-	-	-	(.01)	-	-
Total Distributions	(.20)	(.38)	(.29)	(.31)	(.32)	(.34)
Net asset value, end of period	5.32	5.36	5.13	6.12	6.15	6.19
Total Return (%)	2.96[b]	12.32	(11.51)	4.76	4.86	14.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[c]	.72	.71	.71	.71	.71
Ratio of net expenses to average net assets	.70[c]	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	7.25[c]	7.09	5.40	4.67	5.10	5.46
Portfolio Turnover Rate	57.20[b]	128.77	90.51	101.26	122.11	67.61
Net Assets, end of period ($ x 1,000)	467,242	489,677	504,963	961,674	973,861	929,926

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon High Yield Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Alcentra NY, LLC (the “Sub-Adviser”), a subsidiary of Franklin Resources, Inc., serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution fees and/or Service Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Service Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities, floating rate loan interests, and other securities, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities and exchanged-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	12,023,011	-	12,023,011
Corporate Bonds	-	483,307,226	-	483,307,226
Exchange-Traded Funds	11,677,069	-	-	11,677,069
Floating Rate Loan Interests	-	34,048,264	-	34,048,264
Investment Companies	60,235,560	-	-	60,235,560
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	56,117	-	56,117

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2024, BNY earned $15,582 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Assets ($)		Liabilities ($)
Securities Lending	57,836,149		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	57,836,149		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(57,836,149)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

Floating Rate Loan Risk. Unlike publicly traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.

(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $265,163,766 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2023. The fund has $89,082,560 of short-term capital losses and $176,081,206 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2023 was as follows: ordinary income $42,960,201. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

.70% of the value of the fund’s average daily net assets. The Adviser has agreed in its investment management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, Rule 12b-1 Distribution Plan fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel, and (2) reduce its fees pursuant to the investment management agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and their counsel. These provisions in the investment management agreement may not be amended without the approval of the fund’s shareholders. During the period ended June 30, 2024, Trustees’ fees reimbursed by the Adviser amounted to $34,999.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .27% of the value of the fund’s average daily net assets.

During the period ended June 30, 2024, the Distributor retained $523 from commissions earned on sales of the fund’s Class A shares and $663 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor and its affiliates for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. The Distributor may compensate Service Agents in respect of distribution-related services with regard to the fund and/or shareholder services to the Service Agents’ clients that hold Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class C shares. The Distributor may pay one or more Service Agents for distribution-related services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares. Services include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and providing services related to the maintenance of shareholder accounts. The Distributor may make payments to certain Service Agents in respect of these services. During the period ended June 30, 2024, Class A and Class C shares were charged $121,011 and $9,013, respectively, pursuant to their Distribution Plans. During the period ended June 30, 2024, Class C shares were charged $3,004 pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

(c) The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $324,088, Distribution Plans fees of $20,651 and Service Plan fees of $475, which are offset against an expense reimbursement currently in effect in the amount of $6,500.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2024, amounted to $318,876,233 and $339,284,975, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’

payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2024 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2024 are set forth in the Statement of Investments.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	56,117	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	56,117	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	56,117	-

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2024:

Counterparty	Gross Amount of Assets ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	Net Amount of Assets ($)
Citigroup Global Markets, Inc.	56,117		-	-	56,117

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2024 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Foreign exchange risk	56,117	[1]	Foreign exchange risk	-
Gross fair value of derivative contracts	56,117			-

Statement of Assets and Liabilities location:
[1]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts	[1]	Total
Foreign exchange	452,045		452,045
Total	452,045		452,045

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Forward Contracts	[2]	Total
Foreign exchange	205,521		205,521
Total	205,521		205,521

Statement of Operations location:
[1]	Net realized gain (loss) on forward foreign currency exchange contracts.
[2]	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The following table summarizes the monthly average market value of derivatives outstanding during the period ended June 30, 2024:

Average Market Value ($)
Forward Contracts:
Forward Contracts Purchased in USD	1,833,695
Forward Contracts Sold in USD	17,733,777

At June 30, 2024, accumulated net unrealized appreciation on investments inclusive of derivatives contracts was $8,086,572, consisting of $13,565,041 gross unrealized appreciation and $5,478,469 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Trustees (the “Board”) held on February 27-28, 2024, the Board considered the renewal of the fund’s Investment Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Investment Management Agreement, the “Agreements”), pursuant to which Alcentra NY, LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional high yield funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional high yield funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional high yield funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the five-year period when the fund’s total return performance was above the Performance Group median, and was below the Performance Universe median for all periods, except for the one-year period when the fund’s total return performance was above the Performance Universe median. The Board also considered that the fund’s yield performance was at or above the Performance Group median for eight of the ten one-year periods and above the Performance Universe median for ten of the ten one-year periods ended December 31, 2023. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense waiver agreement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were equal to the Expense Group median and slightly higher than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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© 2024 BNY Mellon Securities Corporation Code-0029NCSRSA0624

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no materials changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 16, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: August 16, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)